Note 5 - Major Customers	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(
5
)

MAJOR CUSTOMERS

During the years ended
December 31, 2016
and
2015,
Hakuto Co. Ltd.,
one
of our distributors, accounted fo
r
13%
and
12%
of our consolidated net revenues, respectively. These revenues were generated by our Thermal segment. During the year ended
December 31, 2016,
Texas Instruments Incorporated accounted for
10%
of our consolidated net revenues. While both of our operating segments sold products to this customer, these revenues were primarily generated by our EMS segment. During the years ended
December 31, 2016
and
2015,
no
other customer accounted for
10%
or more of our consolidated net revenues.